STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Treasury Stock	Share Capital	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Dec. 31, 2019		$ (12,038)	$ 790	$ 158,111	$ (145,074)	$ 1,789
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	2,780,707	1,525,067
Net Income (Loss)					(23)	(23)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2020		$ (12,038)	790	158,111	(145,097)	1,766
Shares, Outstanding, Ending Balance at Dec. 31, 2020	2,780,707	1,525,067
Net Income (Loss)					(40)	(40)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2021		$ (12,038)	790	158,111	(145,137)	1,726
Shares, Outstanding, Ending Balance at Dec. 31, 2021	2,780,707	1,525,067
Net Income (Loss)					15	15
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2022		$ (12,038)	$ 790	$ 158,111	$ (145,122)	$ 1,741
Shares, Outstanding, Ending Balance at Dec. 31, 2022	2,780,707	1,525,067